Segment Reporting (Details) - Schedule of segment reporting $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	$ 1,574,022	$ 1,846,078	$ 1,316,788	$ 1,371,278
Net fees and commissions income	455,028	533,676	445,968	457,302
Other operating income	205,035		172,054	176,638
Total operating revenue	2,234,085	2,620,227	1,934,810	2,005,218
Provisions for Expected Credit losses	(19,172)	(22,486)	(547,106)	(331,601)
Depreciation and amortization	(76,798)	(90,072)	(73,357)	(70,541)
Other operating expenses	(807,622)		(804,395)	(831,709)
Income attributable to associates	1,793		(5,099)	6,039
Income before income taxes	1,332,286	1,562,560	504,853	777,406
Income taxes	(275,969)		(103,223)	(173,661)
Income after income taxes	1,056,317	$ 1,238,892	401,630	603,745
Assets	51,149,548		45,235,494	40,782,224
Current and deferred taxes	276,400		315,466	231,650
Total assets	51,425,948		45,550,960	41,013,874
Liabilities	46,494,693		41,553,568	37,031,824
Current and deferred taxes	112,283		311	76,289
Total liabilities	46,606,976		41,553,879	37,108,113
Operating Segment [Member]
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	1,568,279		1,311,863	1,365,823
Net fees and commissions income	470,784		462,831	468,250
Other operating income	212,051		185,529	195,396
Total operating revenue	2,251,114		1,960,223	2,029,469
Provisions for Expected Credit losses	(373,260)		(462,680)	(347,274)
Depreciation and amortization	(76,798)		(73,357)	(70,541)
Other operating expenses	(831,823)		(830,454)	(855,412)
Income attributable to associates	2,240		(4,661)	6,450
Income before income taxes	971,473		589,071	762,692
Income taxes	(178,550)		(125,962)	(169,683)
Income after income taxes	792,923		463,109	593,009
Assets	51,631,847		45,842,967	41,297,423
Current and deferred taxes	440,040		380,894	321,305
Total assets	52,071,887		46,223,861	41,618,728
Liabilities	47,735,744		42,497,282	38,014,216
Current and deferred taxes	113,129		311	76,289
Total liabilities	47,848,873		42,497,593	38,090,505
Retail [Member] | Operating Segment [Member]
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	1,084,191		940,075	1,020,346
Net fees and commissions income	250,470		265,338	268,345
Other operating income	42,160		26,231	37,225
Total operating revenue	1,376,821		1,231,644	1,325,916
Provisions for Expected Credit losses	(259,229)		(325,852)	(332,833)
Depreciation and amortization	(62,721)		(59,730)	(57,826)
Other operating expenses	(562,599)		(566,688)	(588,997)
Income attributable to associates	(229)		(6,674)	4,826
Income before income taxes	492,043		272,700	351,086
Assets	20,458,338		18,800,918	18,215,859
Liabilities	16,794,546		13,848,124	10,735,252
Wholesale [Member] | Operating Segment [Member]
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	478,807		377,314	366,638
Net fees and commissions income	61,671		55,599	49,492
Other operating income	80,994		48,163	62,153
Total operating revenue	621,472		481,076	478,283
Provisions for Expected Credit losses	(114,299)		(136,448)	(14,375)
Depreciation and amortization	(8,114)		(7,317)	(6,605)
Other operating expenses	(155,701)		(153,717)	(151,949)
Income attributable to associates	1,886		1,548	1,020
Income before income taxes	345,244		185,142	306,374
Assets	12,806,598		10,811,000	10,765,728
Liabilities	10,530,749		10,143,939	9,160,441
Treasury [Member] | Operating Segment [Member]
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	6,479		(3,603)	(13,511)
Net fees and commissions income	(1,864)		(1,969)	(2,917)
Other operating income	52,058		75,144	42,087
Total operating revenue	56,673		69,572	25,659
Provisions for Expected Credit losses
Depreciation and amortization	(365)		(312)	(264)
Other operating expenses	(3,538)		(3,458)	(2,967)
Income attributable to associates	84		(7)	111
Income before income taxes	52,854		65,795	22,539
Assets	17,412,053		15,400,139	11,351,141
Liabilities	19,640,221		17,844,350	17,337,471
Subsidiaries [Member] | Operating Segment [Member]
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	(1,198)		(1,923)	(7,650)
Net fees and commissions income	160,507		143,863	153,330
Other operating income	36,839		35,991	53,931
Total operating revenue	196,148		177,931	199,611
Provisions for Expected Credit losses	268		(380)	(66)
Depreciation and amortization	(5,598)		(5,998)	(5,846)
Other operating expenses	(109,985)		(106,591)	(111,499)
Income attributable to associates	499		472	493
Income before income taxes	81,332		65,434	82,693
Assets	954,858		830,910	964,695
Liabilities	770,228		660,869	781,052
Reclassifications and adjustments to conform IFRS [Member] | Operating Segment [Member]
Segment Reporting (Details) - Schedule of segment reporting [Line Items]
Net interest income	5,743		4,925	5,455
Net fees and commissions income	(15,756)		(16,863)	(10,948)
Other operating income	(7,016)		(13,475)	(18,758)
Total operating revenue	(17,029)		(25,413)	(24,251)
Provisions for Expected Credit losses	354,088		(84,426)	15,673
Depreciation and amortization
Other operating expenses	24,201		26,059	23,703
Income attributable to associates	(447)		(438)	(411)
Income before income taxes	360,813		(84,218)	14,714
Income taxes	(97,419)		22,739	(3,978)
Income after income taxes	263,394		(61,479)	10,736
Assets	(482,299)		(607,473)	(515,199)
Current and deferred taxes	(163,640)		(65,428)	(89,655)
Total assets	(645,939)		(672,901)	(604,854)
Liabilities	(1,241,051)		(943,714)	(982,392)
Current and deferred taxes	(846)
Total liabilities	$ (1,241,897)		$ (943,714)	$ (982,392)